Annual Fund Operating Expenses	Jul. 03, 2026
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Boston Partners All-Cap Value Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.05%
Boston Partners All-Cap Value Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.74%
Boston Partners Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[3]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.16%)	[4]
Net Expenses (as a percentage of Assets)	0.95%
Boston Partners Global Equity Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[3]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.16%)	[4]
Net Expenses (as a percentage of Assets)	0.87%
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.60%	[5]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.22%)	[6]
Net Expenses (as a percentage of Assets)	1.76%
Boston Partners Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.60%	[5]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	2.23%
Fee Waiver or Reimbursement	(0.22%)	[6]
Net Expenses (as a percentage of Assets)	2.01%
Boston Partners Long/Short Research Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.43%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.84%	[7]
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.43%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	2.09%	[7]
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[8]
Acquired Fund Fees and Expenses	0.05%	[9]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.08%)	[10]
Net Expenses (as a percentage of Assets)	0.99%
Boston Partners Small Cap Value Fund II | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[8]
Acquired Fund Fees and Expenses	0.05%	[9]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.08%)	[10]
Net Expenses (as a percentage of Assets)	1.24%
Boston Partners Small Cap Value Fund II | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[8]
Acquired Fund Fees and Expenses	0.05%	[9]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.08%)	[10]
Net Expenses (as a percentage of Assets)	0.92%
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.03%)	[11]
Net Expenses (as a percentage of Assets)	1.10%
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.11%)	[12]
Net Expenses (as a percentage of Assets)	1.10%

[1]	“Other Expenses” are estimated for R6 Class shares for the current fiscal year.
[2]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.80%, 1.05%, or 0.74% of the average daily net assets attributable to the Fund’s Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.80%, 1.05%, or 0.74% of the average daily net assets attributable to the Fund’s Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class shares, Investor Class shares, or R6 Class shares are less than 0.80%, 1.05%, or 0.74% respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[3]	“Other Expenses” are estimated for R6 Class shares for the current fiscal year.
[4]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares or R6 Class shares exceeds 0.95% or 0.87% of the average daily net assets attributable to the Fund’s Institutional Class shares or R6 Class shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95% or 0.87% of Institutional Class shares or R6 Class shares, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.95% or 0.87% of Institutional Class shares or R6 Class shares, respectively, or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[5]	Prior to March 1, 2026, the management fee was 2.25%. Accordingly, total annual Fund operating expenses have been restated to reflect fees for the current fiscal year.
[6]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.70% or 1.95% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.70% or 1.95% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class or Investor Class shares are less than 1.70% or 1.95%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Prior to March 1, 2026, the Fund’s contractual expense cap was 1.96% or 2.21% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively. Accordingly, total annual Fund operating expenses have been restated to reflect fees for the current fiscal year.
[7]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% or 1.75% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.50% or 1.75% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class or Investor Class shares are less than 1.50% or 1.75%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[8]	“Other Expenses” are estimated for R6 Class shares for the current fiscal year.
[9]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds, and are estimated for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[10]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.99%, 1.24%, or 0.92% of the average daily net assets attributable to the Fund’s Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.99%, 1.24%, or 0.92% of the average daily net assets attributable to the Fund’s Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class shares, Investor Class shares, or R6 Class shares are less than 0.99%, 1.24%, or 0.92%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[11]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[12]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.